Long-Term Debt, Maturities of Debt Facilities (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Principal Repayments [Abstract]
July 1, 2022 through June 30, 2023	$ 7,911
July 1, 2023 through June 30, 2024	7,911
July 1, 2024 through December 31, 2024	30,412
Total	$ 46,234